Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies
Schedule of future gross minimum payments receivable in relation to non-cancellable time charter agreements

As of
December 31,
Period	2023
Not later than one year	262,951
Later than one year and not later than two years	197,583
Later than two years and not later than three years	120,904
Later than three years and not later than four years	96,536
Later than four years and not later than five years	86,173
More than five years	31,405
Total	795,552